Quarterly Report
September 30, 2023
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	2,330	$731,457
Apparel Manufacturers – 1.5%
Skechers USA, Inc., “A” (a)	23,434	$1,147,094
Automotive – 2.6%
Methode Electronics, Inc.	11,123	$254,161
REV Group, Inc.	38,864	621,824
Titan International, Inc. (a)	29,366	394,385
Visteon Corp. (a)	5,545	765,598
		$2,035,968
Biotechnology – 2.8%
Adaptive Biotechnologies Corp. (a)	93,328	$508,638
Alector, Inc. (a)	4,628	29,989
Arcus Biosciences, Inc. (a)	12,250	219,887
Dynavax Technologies Corp. (a)	22,080	326,122
Exelixis, Inc. (a)	10,872	237,553
iTeos Therapeutics, Inc. (a)	16,489	180,555
Lyell Immunopharma, Inc. (a)	65,245	95,910
Sana Biotechnology, Inc. (a)	52,037	201,383
Sangamo Therapeutics, Inc. (a)	41,799	25,071
Vir Biotechnology, Inc. (a)	13,290	124,527
Voyager Therapeutics, Inc. (a)	24,130	187,008
		$2,136,643
Brokerage & Asset Managers – 0.4%
A-Mark Precious Metals, Inc.	7,664	$224,785
GCM Grosvenor, Inc., “A”	10,856	84,243
		$309,028
Business Services – 4.3%
BlueLinx Holdings, Inc. (a)	6,000	$492,540
Boise Cascade Corp.	2,435	250,902
HireRight Holdings Corp. (a)	27,869	265,034
TaskUs, Inc., “A” (a)	57,023	591,899
TriNet Group, Inc. (a)	8,283	964,804
World Fuel Services Corp.	18,052	404,906
Yext, Inc. (a)	63,005	398,822
		$3,368,907
Cable TV – 0.2%
Cable One, Inc.	310	$190,848
Chemicals – 2.4%
Avient Corp.	22,977	$811,548
Element Solutions, Inc.	52,030	1,020,308
		$1,831,856
Computer Software – 3.4%
Elastic N.V. (a)	13,420	$1,090,241
HashiCorp, Inc., “A” (a)	3,763	85,909
Nutanix, Inc. (a)	13,127	457,870
Paycor HCM, Inc. (a)	9,776	223,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	4,112	$747,150
		$2,604,356
Computer Software - Systems – 3.6%
Box, Inc., “A” (a)	38,137	$923,297
Five9, Inc. (a)	4,030	259,129
Rapid7, Inc. (a)	20,452	936,292
Rimini Street, Inc. (a)	63,878	140,532
Squarespace, Inc., “A” (a)	14,692	425,627
Verint Systems, Inc. (a)	5,824	133,894
		$2,818,771
Construction – 3.6%
AZEK Co., Inc. (a)	34,827	$1,035,755
GMS, Inc. (a)	12,110	774,676
M/I Homes, Inc. (a)	454	38,154
MDC Holdings, Inc.	10,299	424,628
Summit Materials, Inc., “A” (a)	16,229	505,371
Taylor Morrison Home Corp. (a)	1,103	46,999
		$2,825,583
Consumer Products – 1.6%
Herbalife Ltd. (a)	8,780	$122,832
Prestige Consumer Healthcare, Inc. (a)	19,198	1,097,934
		$1,220,766
Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	10,936	$1,278,200
Electrical Equipment – 0.5%
Sensata Technologies Holding PLC	1,831	$69,249
Vertiv Holdings Co.	7,841	291,685
		$360,934
Electronics – 4.9%
Advanced Energy Industries, Inc.	10,342	$1,066,467
Alpha and Omega Semiconductor Ltd. (a)	11,990	357,782
Photronics, Inc. (a)	18,521	374,309
Plexus Corp. (a)	9,867	917,434
Sanmina Corp. (a)	2,797	151,821
Silicon Laboratories, Inc. (a)	7,951	921,441
		$3,789,254
Energy - Independent – 2.5%
CONSOL Energy, Inc.	7,440	$780,530
CVR Energy, Inc.	13,925	473,868
Par Pacific Holdings, Inc. (a)	18,845	677,289
		$1,931,687
Energy - Integrated – 0.2%
National Gas Fuel Co.	3,374	$175,144
Engineering - Construction – 2.1%
APi Group, Inc. (a)	27,399	$710,456
Dycom Industries, Inc. (a)	10,776	959,064
		$1,669,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.4%
Cal-Maine Foods, Inc.	9,390	$454,664
Duckhorn Portfolio, Inc. (a)	10,453	107,248
Hostess Brands, Inc. (a)	38,379	1,278,404
		$1,840,316
Forest & Paper Products – 0.5%
JELD-WEN Holding, Inc. (a)	31,602	$422,203
Gaming & Lodging – 2.2%
International Game Technology PLC	34,859	$1,056,925
Norwegian Cruise Line Holdings Ltd. (a)	10,816	178,247
Target Hospitality Corp. (a)	29,118	462,394
		$1,697,566
Insurance – 2.6%
Hanover Insurance Group, Inc.	5,436	$603,287
Jackson Financial, Inc.	13,098	500,606
Voya Financial, Inc.	13,524	898,670
		$2,002,563
Internet – 1.7%
CarGurus, Inc. (a)	19,085	$334,369
Cars.com, Inc. (a)	2,153	36,299
Yelp, Inc. (a)	15,369	639,197
ZipRecruiter, Inc., “A” (a)	28,218	338,334
		$1,348,199
Leisure & Toys – 2.3%
Brunswick Corp.	10,162	$802,798
Funko, Inc., “A” (a)	57,901	442,943
Malibu Boats, Inc., “A” (a)	7,509	368,091
Polaris, Inc.	1,346	140,172
		$1,754,004
Machinery & Tools – 3.8%
Flowserve Corp.	9,675	$384,775
ITT, Inc.	1,031	100,945
Olympic Steel, Inc.	8,488	477,111
Regal Rexnord Corp.	7,007	1,001,160
Timken Co.	13,137	965,438
		$2,929,429
Major Banks – 0.7%
Comerica, Inc.	12,901	$536,037
Medical & Health Technology & Services – 3.1%
Encompass Health Corp.	14,273	$958,575
Health Catalyst, Inc. (a)	9,944	100,633
HealthEquity, Inc. (a)	18,367	1,341,709
		$2,400,917
Medical Equipment – 4.3%
Bioventus, Inc., “A” (a)	12,012	$39,640
Envista Holdings Corp. (a)	27,615	769,906
Maravai Lifesciences Holdings, Inc., “A” (a)	20,675	206,750
MiMedx Group, Inc. (a)	38,778	282,692
Myriad Genetics, Inc. (a)	1,877	30,107
Organogenesis Holdings, Inc. (a)	56,787	180,583
Orthofix Medical, Inc. (a)	17,636	226,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Quidel Corp. (a)	12,051	$880,205
Sotera Health Co. (a)	32,927	493,246
ZimVie, Inc. (a)	21,503	202,343
		$3,312,271
Metals & Mining – 0.6%
Ryerson Holding Corp.	15,870	$461,658
Natural Gas - Distribution – 0.6%
UGI Corp.	21,588	$496,524
Oil Services – 4.0%
ChampionX Corp.	34,048	$1,212,790
Helmerich & Payne	9,184	387,197
NOV, Inc.	51,668	1,079,861
Oil States International, Inc. (a)	4,929	41,256
Select Water Solutions, Inc.	49,564	394,034
		$3,115,138
Other Banks & Diversified Financials – 11.8%
Applied Digital Corp. (a)	76,688	$478,533
Atlanticus Holdings Corp. (a)	1,560	47,284
Bank of N.T. Butterfield & Son Ltd.	15,201	411,643
Bank OZK	3,851	142,757
Cathay General Bancorp, Inc.	33,493	1,164,217
Columbia Banking System, Inc.	43,920	891,576
Customers Bancorp, Inc (a)	6,263	215,760
Eagle Bancorp, Inc.	2,000	42,900
East West Bancorp, Inc.	11,147	587,558
Enova International, Inc. (a)	1,768	89,938
Heritage Commerce Corp.	18,976	160,727
Navient Corp.	25,696	442,485
OFG Bancorp	15,906	474,953
Pacific Premier Bancorp, Inc.	28,958	630,126
Preferred Bank	5,013	312,059
PROG Holdings, Inc. (a)	4,408	146,390
SLM Corp.	68,412	931,771
Texas Capital Bancshares, Inc. (a)	18,167	1,070,036
Wintrust Financial Corp.	11,709	884,030
		$9,124,743
Pharmaceuticals – 4.7%
Alkermes PLC (a)	11,546	$323,403
Amicus Therapeutics, Inc. (a)	25,383	308,657
Arcturus Therapeutics Holdings Inc. (a)	7,960	203,378
Catalyst Pharmaceuticals, Inc. (a)	16,767	196,006
Coherus BioSciences, Inc. (a)	21,333	79,785
Eagle Pharmaceuticals, Inc. (a)	6,608	104,208
Intercept Pharmaceuticals, Inc. (a)	20,148	373,544
Ionis Pharmaceuticals, Inc. (a)	1,216	55,158
Kiniksa Pharmaceuticals, “A” (a)	16,448	285,702
Kymera Therapeutics, Inc. (a)	8,287	115,189
Macrogenics, Inc. (a)	40,938	190,771
Neurocrine Biosciences, Inc. (a)	1,870	210,375
Nurix Therapeutics, Inc. (a)	8,609	67,667
Organon & Co.	51,494	893,936
Vanda Pharmaceuticals, Inc. (a)	29,709	128,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Y-mAbs Therapeutics, Inc. (a)	17,319	$94,389
		$3,630,511
Railroad & Shipping – 0.8%
Teekay Tankers LTD., “A”	14,573	$606,674
Real Estate – 6.5%
Broadstone Net Lease, Inc., REIT	38,342	$548,291
Empire State Realty Trust, REIT, “A”	135,952	1,093,054
Phillips Edison & Co., REIT	34,241	1,148,443
Piedmont Office Realty Trust, Inc., REIT	58,432	328,388
Spirit Realty Capital, Inc., REIT	23,895	801,199
STAG Industrial, Inc., REIT	19,090	658,796
Tanger Factory Outlet Centers, Inc., REIT	22,296	503,890
		$5,082,061
Restaurants – 1.3%
Carrols Restaurant Group, Inc. (a)	51,195	$337,375
Texas Roadhouse, Inc.	6,676	641,564
		$978,939
Specialty Chemicals – 1.4%
Chemours Co.	29,391	$824,418
Tronox Holdings PLC	20,396	274,122
		$1,098,540
Specialty Stores – 2.0%
Builders FirstSource, Inc. (a)	5,975	$743,828
Carvana Co. (a)	1,610	67,588
Urban Outfitters, Inc. (a)	23,145	756,610
		$1,568,026
Telephone Services – 0.5%
EchoStar Corp., “A” (a)	21,457	$359,405
Trucking – 1.8%
Landstar System, Inc.	1,565	$276,911
Saia, Inc. (a)	2,811	1,120,605
		$1,397,516
Utilities - Electric Power – 0.8%
Portland General Electric Co.	14,639	$592,587
Total Common Stocks		$77,181,843
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.4% (v)	378,716	$378,792

Other Assets, Less Liabilities – (0.0)%		(31,326)
Net Assets – 100.0%		$77,529,309
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $378,792 and $77,181,843, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$77,181,843	$—	$—	$77,181,843
Mutual Funds	378,792	—	—	378,792
Total	$77,560,635	$—	$—	$77,560,635
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$705,234	$7,544,734	$7,871,077	$(97)	$(2)	$378,792
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,139	$—